Schedule of error corrections and prior period adjustments (Details)	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 SGD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Professional fees	$ (10,041,639)	$ (12,911,970)	$ (621,563)	$ (235,595)
Other expenses			(808,971)	(456,826)
Previously Reported [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Professional fees
Other expenses			$ (1,430,534)	$ (692,421)